Performance Graph - Unaudited (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United Technologies Corporation
Performance Graph [Line Items]
December, Graph Details	$ 105.03	$ 123.08	$ 103.37	$ 88.32	$ 103.19	$ 100
S&P 500 Index
Performance Graph [Line Items]
December, Graph Details	150.33	157.22	129.05	115.26	113.69	100
Dow Jones Industrial Average
Performance Graph [Line Items]
December, Graph Details	$ 158.85	$ 164.58	$ 128.47	$ 110.28	$ 110.04	$ 100